Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets stated at cost less accumulated amortization
	As of June 30, 2022	As of December 31, 2021

Copyrights of course videos	$5,060,384	$5,326,829
Patent right	4,624,937	-
Land use rights	6,797,550	-
Intangible assets, cost	16,482,871	5,326,829
Less: accumulated amortization	2,221,219	1,731,852
Intangible assets, net	$14,261,652	$3,594,977

Schedule of future amortization of intangible asset
Year ending December 31,	Amount
2022	379,668
2023	759,335
2024	759,335
2025	759,335
2026	759,335
Thereafter	10,844,645
Total	$14,261,652